Vanguard® Windsor™ II Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.7%)
Communication Services (6.1%)
	Alphabet Inc. Class A	8,174,033	1,402,174
	Meta Platforms Inc. Class A	1,785,038	847,590
	Alphabet Inc. Class C	4,354,150	753,921
	Comcast Corp. Class A	7,963,713	328,662
[1]	WPP plc ADR	2,927,000	141,491
*	Warner Bros Discovery Inc.	10,268,148	88,819
	Vodafone Group plc ADR	9,071,932	84,913
	Omnicom Group Inc.	753,779	73,901
	Paramount Global Class B	3,620,200	41,343
*,1	Baidu Inc. ADR	78,683	6,969
			3,769,783
Consumer Discretionary (8.6%)
*	Amazon.com Inc.	10,667,150	1,994,544
	Lennar Corp. Class A	2,582,000	456,833
	General Motors Co.	9,627,524	426,692
	McDonald's Corp.	1,123,779	298,251
	Home Depot Inc.	787,349	289,870
	Lowe's Cos. Inc.	1,040,487	255,450
[1]	Sony Group Corp. ADR	2,875,000	254,696
	Cie Generale des Etablissements Michelin SCA ADR	12,597,700	248,301
[1]	Magna International Inc.	5,544,532	246,011
	Booking Holdings Inc.	59,700	221,786
*	Aptiv plc	2,786,072	193,326
	NIKE Inc. Class B	2,196,547	164,433
	Bayerische Motoren Werke AG (XETR)	944,435	87,595
	BorgWarner Inc. (XNYS)	2,110,900	74,536
	Alibaba Group Holding Ltd. ADR	832,401	65,635
	Mercedes-Benz Group AG	680,714	44,998
*	Adient plc	1,311,943	33,796
			5,356,753
Consumer Staples (5.1%)
	Procter & Gamble Co.	4,739,803	761,971
	Coca-Cola Co.	9,081,896	606,126
	Unilever plc ADR	4,524,198	277,786
	PepsiCo Inc.	1,395,268	240,921
	Constellation Brands Inc. Class A	822,000	201,521
	Unilever plc (XLON)	3,212,400	197,417
	Mondelez International Inc. Class A	2,357,453	161,132
	Sysco Corp.	1,878,137	143,959
	Estee Lauder Cos. Inc. Class A	1,361,357	135,605
	Nestle SA (Registered)	1,245,887	126,199
	Conagra Brands Inc.	3,377,300	102,400
[1]	Anheuser-Busch InBev SA ADR	1,637,000	97,401
	Brown-Forman Corp. Class B	1,564,479	70,652
	Kraft Heinz Co.	1,916,000	67,462
			3,190,552
Energy (6.0%)
	Exxon Mobil Corp.	4,776,413	566,435
	ConocoPhillips	3,941,969	438,347
	APA Corp.	14,001,367	436,703
	Suncor Energy Inc.	7,124,332	284,403
	NOV Inc.	13,047,488	271,649
	Shell plc ADR	3,602,412	263,769
	TotalEnergies SE ADR	3,828,479	259,494
	Coterra Energy Inc.	9,097,000	234,702
	Halliburton Co.	6,074,735	210,672
	Ovintiv Inc. (XNYS)	3,929,310	182,477
	Baker Hughes Co.	4,030,400	156,057
	Schlumberger NV	3,049,266	147,249

Vanguard® Windsor™ II Fund
		Shares	Market Value ($000)
	Marathon Oil Corp.	4,487,087	125,863
	Cenovus Energy Inc.	4,153,200	83,604
	Murphy Oil Corp.	1,372,052	56,775
			3,718,199
Financials (17.9%)
	Bank of America Corp.	25,829,488	1,041,187
	Intercontinental Exchange Inc.	4,713,620	714,396
	Citigroup Inc.	10,419,603	676,024
	Visa Inc. Class A	2,515,283	668,235
	Wells Fargo & Co.	10,450,280	620,120
	American International Group Inc.	7,347,375	582,133
	US Bancorp	12,698,400	569,904
	Blackstone Inc.	3,282,594	466,621
	Capital One Financial Corp.	2,744,300	415,487
	Marsh & McLennan Cos. Inc.	1,728,075	384,618
	JPMorgan Chase & Co.	1,795,175	382,013
	Ameriprise Financial Inc.	859,000	369,430
	American Express Co.	1,274,066	322,390
	Hartford Financial Services Group Inc.	2,514,100	278,864
	Charles Schwab Corp.	4,050,598	264,058
	State Street Corp.	3,070,178	260,873
	Goldman Sachs Group Inc.	499,638	254,331
	PNC Financial Services Group Inc.	1,352,000	244,847
	Citizens Financial Group Inc.	5,496,051	234,516
	Fidelity National Information Services Inc.	2,982,500	229,145
	BNP Paribas SA	3,342,100	228,980
[1]	Mitsubishi UFJ Financial Group Inc. ADR	19,328,000	224,591
	Chubb Ltd.	801,951	221,066
	Truist Financial Corp.	4,609,588	206,002
	Bank of New York Mellon Corp.	3,153,134	205,174
	Commerce Bancshares Inc.	3,152,617	204,006
	Cullen/Frost Bankers Inc.	1,577,000	184,604
	Corebridge Financial Inc.	4,644,000	137,230
	HSBC Holdings plc ADR	2,888,300	130,407
	Discover Financial Services	652,800	93,997
	NatWest Group plc	18,280,043	86,729
	First Citizens BancShares Inc. Class A	40,258	84,046
	ING Groep NV	4,497,433	81,633
			11,067,657
Health Care (15.0%)
	UnitedHealth Group Inc.	1,924,917	1,109,060
	Medtronic plc	11,841,032	951,072
	HCA Healthcare Inc.	2,376,100	862,643
	Elevance Health Inc.	1,581,638	841,479
	Danaher Corp.	2,492,379	690,588
	Cigna Group	1,662,473	579,655
	Thermo Fisher Scientific Inc.	734,591	450,554
	Johnson & Johnson	2,690,312	424,666
	Amgen Inc.	990,000	329,145
	CVS Health Corp.	5,170,400	311,930
*	Boston Scientific Corp.	3,954,429	292,153
	Alcon Inc.	2,918,000	274,292
	Merck & Co. Inc.	2,389,000	270,268
	GE Healthcare Inc.	3,098,515	262,227
*	IQVIA Holdings Inc.	954,646	235,063
	Roche Holding AG	705,449	228,396
	Zoetis Inc.	1,144,650	206,083
*	Centene Corp.	2,491,688	191,661
	Humana Inc.	419,778	151,796
	AstraZeneca plc ADR	1,696,150	134,250
	Abbott Laboratories	1,117,297	118,366
	AbbVie Inc.	516,367	95,693
	Sanofi SA ADR	1,320,391	68,409
	Zimmer Biomet Holdings Inc.	612,008	68,147
	Labcorp Holdings Inc.	307,000	66,140
	GSK plc ADR	1,567,915	60,788
	EssilorLuxottica SA	155,912	35,679
			9,310,203

Vanguard® Windsor™ II Fund
		Shares	Market Value ($000)
Industrials (9.5%)
	General Dynamics Corp.	2,036,471	608,314
	Honeywell International Inc.	2,378,576	487,013
	Parker-Hannifin Corp.	854,000	479,231
	RTX Corp.	3,729,700	438,202
	Norfolk Southern Corp.	1,698,839	423,962
	Northrop Grumman Corp.	692,542	335,412
	Waste Management Inc.	1,590,329	322,296
*	Boeing Co.	1,577,800	300,729
	Xylem Inc.	2,194,000	292,899
	FedEx Corp.	939,040	283,825
	HEICO Corp.	964,198	232,700
	Cummins Inc.	696,672	203,289
	Nordson Corp.	716,222	179,292
	Oshkosh Corp.	1,601,000	173,949
	Caterpillar Inc.	487,242	168,683
	Delta Air Lines Inc.	3,397,842	146,175
	CNH Industrial NV	12,438,699	132,472
	Rockwell Automation Inc.	475,186	132,411
	Old Dominion Freight Line Inc.	610,592	128,334
	PACCAR Inc.	1,247,680	123,096
	Daimler Truck Holding AG	2,794,014	107,874
*	Fluor Corp.	1,403,385	67,503
	Timken Co.	737,700	64,143
	Siemens AG (Registered)	189,874	34,765
*	United Airlines Holdings Inc.	596,409	27,089
*	Air Canada	2,257,900	26,019
			5,919,677
Information Technology (21.1%)
	Microsoft Corp.	7,640,186	3,196,272
	Apple Inc.	8,375,922	1,860,125
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,824,085	965,633
*	Adobe Inc.	1,050,883	579,720
	Samsung Electronics Co. Ltd. (XKRX)	8,361,400	515,582
*	F5 Inc.	2,292,200	466,784
	Telefonaktiebolaget LM Ericsson ADR	66,794,880	460,217
*	Workday Inc. Class A	1,844,950	419,025
	Applied Materials Inc.	1,930,158	409,580
	Accenture plc Class A	1,162,674	384,403
	Broadcom Inc.	2,384,005	383,062
	Amphenol Corp. Class A	5,806,123	373,101
	Analog Devices Inc.	1,582,963	366,266
	Seagate Technology Holdings plc	3,467,208	354,245
	QUALCOMM Inc.	1,879,000	340,005
	Microchip Technology Inc.	3,676,000	326,355
*	ANSYS Inc.	942,000	295,439
*	Autodesk Inc.	1,140,000	282,173
	Marvell Technology Inc.	3,574,891	239,446
*	Teledyne Technologies Inc.	540,000	227,804
	Salesforce Inc.	551,286	142,673
	TE Connectivity Ltd.	902,266	139,247
	CDW Corp.	376,550	82,129
	Micron Technology Inc.	651,500	71,548
	Cognizant Technology Solutions Corp. Class A	866,500	65,577
	Oracle Corp.	454,925	63,439
	Corning Inc.	1,520,751	60,845
			13,070,695
Materials (2.7%)
	Martin Marietta Materials Inc.	621,279	368,636
	Corteva Inc.	6,320,000	354,552
	RPM International Inc.	2,351,000	285,553
	Ecolab Inc.	1,235,000	284,902
	Avery Dennison Corp.	1,017,619	220,650
	Olin Corp.	3,694,300	168,497
			1,682,790
Other (0.6%)
	SPDR S&P 500 ETF Trust	621,072	342,093

Vanguard® Windsor™ II Fund
		Shares	Market Value ($000)
Real Estate (1.2%)
	Prologis Inc.	3,727,853	469,896
	Equity LifeStyle Properties Inc.	2,830,000	194,364
*	CBRE Group Inc. Class A	438,281	49,399
			713,659
Utilities (1.9%)
	Atmos Energy Corp.	2,210,000	282,615
	American Water Works Co. Inc.	1,872,493	266,568
	PPL Corp.	8,773,815	260,758
	Xcel Energy Inc.	3,638,000	212,023
	Dominion Energy Inc.	2,490,900	133,163
			1,155,127
Total Common Stocks (Cost $36,607,945)			59,297,188
Temporary Cash Investments (4.3%)
Money Market Fund (4.3%)
[2,3]	Vanguard Market Liquidity Fund, 5.390% (Cost $2,683,499)	26,841,558	2,683,887
Total Investments (100.0%) (Cost $39,291,444)			61,981,075
Other Assets and Liabilities—Net (0.0%)			316
Net Assets (100%)			61,981,391
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $43,833,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $44,716,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	2,781	772,840	3,775
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into

Vanguard® Windsor™ II Fund
clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	57,521,341	1,775,847	—	59,297,188
Temporary Cash Investments	2,683,887	—	—	2,683,887
Total	60,205,228	1,775,847	—	61,981,075
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,775	—	—	3,775
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.